Reconciliation of Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Line Items]
Beginning balance	$ 1,381	$ 835	$ 289
Liabilities incurred	583	382	493
Accretion expense	150	164	53
Ending balance	$ 2,114	$ 1,381	$ 835